Debt (Narrative) (Details) (USD $)	12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior unsecured notes due October 2021 [Member]	Nov. 30, 2013 Senior unsecured notes due October 2021 [Member]	Oct. 31, 2013 Senior unsecured notes due October 2021 [Member]	Dec. 31, 2013 Senior secured revolving credit facility [Member]	Dec. 31, 2012 Senior secured revolving credit facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Senior secured revolving credit facility [Member]	Dec. 31, 2013 Letter of Credit [Member] Senior secured revolving credit facility [Member]	Dec. 31, 2013 Swingline Loan [Member] Senior secured revolving credit facility [Member]	Dec. 31, 2013 Rental equipment [Member]
Debt Instrument [Line Items]
Debt, face amount				$ 100,000,000.0	$ 300,000,000.0
Debt instrument, issuance price of par, percentage				103.25%
Debt instrument, stated interest rate					6.25%
Proceeds from issuance of senior debt	403,250,000	0	394,000,000
Line of credit facility, maximum borrowing capacity								600,000,000	75,000,000	25,000,000
Line of credit facility, additional borrowing capacity											300,000,000.0
Weighted average interest rates						2.17%	2.21%
Total funded debt to EBITDA ratio						4.50
Senior secured debt to adjusted EBITDA ratio						3.50
EBITDA to interest expense ratio						3.0
Line of credit facility, remaining borrowing capacity						$ 475,400,000